CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE SENIOR NOTES [Abstract]
Schedule of aggregate future principal payments
US$

2016	100,000
2017	-
2018	400,000
2019	-
2020 and thereafter	300,000

800,000